Remuneration (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Employees	Dec. 31, 2016 USD ($) Employees	Dec. 31, 2015 USD ($) Employees
Renumeration [abstract]
Salaries	$ 2,671	$ 2,576	$ 2,791
Pension costs	469	650	846
Payroll tax	387	394	419
Other compensations and social costs	290	276	312
Total payroll costs	$ 3,818	$ 3,895	$ 4,369
Average number of employees | Employees	20,700	21,300	22,300
Part time employees as percentage of total employees	3.00%	3.00%	3.00%
Remuneration to members of the BoD and the CEC [abstract]
Current employee benefits	$ 11,067	$ 9,270	$ 11,436
Post-employment benefits	636	574	799
Other non-current benefits	25	19	15
Share-based payment benefits	175	102	167
Total compensation expense	11,902	9,966	12,418
Loans to the members of the BoD or the CEC	0	$ 0	$ 0
Compensation cost yet to be expensed	143
2018 programme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation expense	72
2017 programme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation expense	62
2016 programme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation expense	61
2015 programme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation expense	$ 77